Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Property and Equipment [Abstract]
Depreciation expense	$ 105,439	$ 105,027	$ 113,717
Unamortized software assets	$ 152,366	$ 127,080